Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 5.8%
Ambev SA	3,119,399	$9,569,760
Americanas SA	420,852	856,407
Atacadao SA	384,153	1,182,214
B3 SA - Brasil, Bolsa, Balcao	4,029,749	9,885,382
Banco Bradesco SA	1,068,213	2,832,457
Banco BTG Pactual SA	786,605	3,815,285
Banco do Brasil SA	565,683	3,845,818
Banco Santander Brasil SA	242,116	1,290,514
BB Seguridade Participacoes SA	461,093	2,782,898
BRF SA(a)	398,004	722,479
CCR SA	804,710	1,831,371
Centrais Eletricas Brasileiras SA	751,620	6,879,850
Cia. de Saneamento Basico do Estado de Sao Paulo	227,313	2,640,928
Cia. Siderurgica Nacional SA	443,328	1,240,449
Cosan SA	809,640	2,813,032
CPFL Energia SA	153,876	1,034,864
Energisa SA	131,288	1,095,722
Engie Brasil Energia SA	136,518	1,039,140
Equatorial Energia SA	679,428	3,607,049
Hapvida Participacoes e Investimentos SA(b)	3,090,163	3,096,505
Hypera SA	276,503	2,367,887
JBS SA	510,137	2,167,617
Klabin SA	502,873	1,909,025
Localiza Rent a Car SA	491,657	5,694,082
Localiza Rent a Car SA, NVS(a)	1,208	13,299
Lojas Renner SA	659,788	2,943,354
Magazine Luiza SA(a)	2,037,094	1,338,605
Natura & Co. Holding SA	595,586	1,343,966
Petro Rio SA(a)	474,819	3,298,530
Petroleo Brasileiro SA	2,468,666	14,457,063
Raia Drogasil SA	719,713	3,196,814
Rede D’Or Sao Luiz SA(b)	265,455	1,588,837
Rumo SA	859,274	3,222,267
Sendas Distribuidora SA	498,796	1,927,189
Suzano SA	494,057	5,060,196
Telefonica Brasil SA	329,330	2,414,755
Tim SA	571,360	1,431,331
TOTVS SA	348,105	2,070,109
Ultrapar Participacoes SA	490,923	1,343,349
Vale SA	2,524,113	41,689,561
Vibra Energia SA	779,739	2,483,757
WEG SA	1,111,025	8,349,789
XP Inc.(a)	1	17
		172,373,523
Chile — 0.5%
Banco de Chile	29,952,705	2,833,818
Banco de Credito e Inversiones SA	36,717	994,307
Banco Santander Chile	43,744,088	1,700,640
Cencosud SA	950,000	1,412,465
Cia. Cervecerias Unidas SA	86,918	527,841
Cia. Sud Americana de Vapores SA	10,469,435	853,959
Empresas CMPC SA	729,675	1,208,614
Empresas COPEC SA	260,115	1,818,030
Enel Americas SA	14,278,240	1,892,007
Enel Chile SA	18,627,541	847,219
Falabella SA	504,412	900,635
		14,989,535

Security	Shares	Value

Colombia — 0.1%
Bancolombia SA	171,801	$1,423,372
Interconexion Electrica SA ESP	309,819	1,251,340
		2,674,712
Czech Republic — 0.2%
CEZ AS(c)	107,231	3,684,883
Komercni Banka AS	50,389	1,496,177
Moneta Money Bank AS(b)	238,228	732,775
		5,913,835
Egypt — 0.1%
Commercial International Bank Egypt SAE	1,582,811	2,594,157
Eastern Co. SAE	601,868	316,269
Egyptian Financial Group-Hermes Holding Co.(a)	407,407	251,634
		3,162,060
Greece — 0.4%
Alpha Services and Holdings SA(a)	1,419,126	1,527,159
Eurobank Ergasias Services and Holdings SA, Class A(a)	1,732,581	1,998,164
Hellenic Telecommunications Organization SA(c)	134,539	2,081,267
JUMBO SA	66,267	1,058,352
Mytilineos SA	65,059	1,227,589
National Bank of Greece SA(a)	347,290	1,428,757
OPAP SA	128,581	1,780,392
Public Power Corp. SA(a)	133,733	929,354
Terna Energy SA	32,598	661,469
		12,692,503
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	275,590	1,995,107
OTP Bank Nyrt	147,230	4,059,390
Richter Gedeon Nyrt	93,447	2,010,267
		8,064,764
India — 21.4%
ABB India Ltd.	29,599	1,090,641
ACC Ltd.	50,478	1,595,079
Adani Enterprises Ltd.	189,520	9,166,483
Adani Green Energy Ltd.(a)	209,685	5,498,568
Adani Ports & Special Economic Zone Ltd.	349,698	3,804,864
Adani Power Ltd.(a)	504,746	2,072,951
Adani Total Gas Ltd.	182,726	8,225,588
Adani Transmission Ltd.(a)	185,142	6,673,071
Ambuja Cements Ltd.	396,734	2,795,959
Apollo Hospitals Enterprise Ltd.	66,832	3,899,608
Asian Paints Ltd.	253,477	9,894,062
AU Small Finance Bank Ltd.(b)	114,945	910,796
Aurobindo Pharma Ltd.	175,062	1,011,394
Avenue Supermarts Ltd.(a)(b)	107,284	5,338,597
Axis Bank Ltd.	1,501,761	16,693,889
Bajaj Auto Ltd.	45,427	2,095,653
Bajaj Finance Ltd.	179,990	14,962,039
Bajaj Finserv Ltd.	253,018	5,098,256
Bajaj Holdings & Investment Ltd.	12,553	970,336
Balkrishna Industries Ltd.	53,734	1,353,377
Bandhan Bank Ltd.(a)(b)	399,184	1,172,823
Berger Paints India Ltd.	162,544	1,245,104
Bharat Electronics Ltd.	2,436,387	3,164,203
Bharat Forge Ltd.	176,120	1,867,804
Bharat Petroleum Corp. Ltd.	576,717	2,424,093
Bharti Airtel Ltd.	1,463,469	15,293,658
Biocon Ltd.	283,293	986,950
Britannia Industries Ltd.	72,296	3,880,828

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	278,006	$2,453,631
Cipla Ltd.	321,583	4,524,243
Coal India Ltd.	1,041,251	2,934,140
Colgate-Palmolive India Ltd.	79,548	1,595,442
Container Corp. of India Ltd.	188,819	1,800,394
Dabur India Ltd.	418,458	3,035,247
Divi’s Laboratories Ltd.	87,722	3,686,038
DLF Ltd.	418,175	2,079,884
Dr. Reddy’s Laboratories Ltd.	77,179	4,268,148
Eicher Motors Ltd.	90,950	3,900,779
GAIL India Ltd.	1,500,671	1,759,197
Godrej Consumer Products Ltd.(a)	273,289	2,970,654
Godrej Properties Ltd.(a)	80,783	1,305,495
Grasim Industries Ltd.	176,907	3,829,579
Havells India Ltd.	169,174	2,614,901
HCL Technologies Ltd.	717,706	9,962,170
HDFC Life Insurance Co. Ltd.(b)	640,728	4,661,653
Hero MotoCorp Ltd.	71,818	2,526,268
Hindalco Industries Ltd.	890,137	4,993,734
Hindustan Petroleum Corp. Ltd.	410,171	1,210,499
Hindustan Unilever Ltd.	544,054	17,973,924
Housing Development Finance Corp. Ltd.	1,138,782	37,853,086
ICICI Bank Ltd.	3,404,393	39,887,949
ICICI Lombard General Insurance Co. Ltd.(b)	159,708	2,384,847
ICICI Prudential Life Insurance Co. Ltd.(b)	229,233	1,344,655
Indian Hotels Co. Ltd. (The)	507,578	2,004,789
Indian Oil Corp. Ltd.	1,898,725	1,796,651
Indian Railway Catering & Tourism Corp. Ltd.	153,235	1,391,230
Indraprastha Gas Ltd.	202,110	1,099,857
Indus Towers Ltd.	432,617	1,068,120
Info Edge India Ltd.	46,165	2,288,383
Infosys Ltd.	2,223,872	45,202,222
InterGlobe Aviation Ltd.(a)(b)	65,185	1,554,875
ITC Ltd.	1,965,428	8,233,428
Jindal Steel & Power Ltd.	274,055	1,821,633
JSW Steel Ltd.	477,914	4,389,409
Jubilant Foodworks Ltd.	257,956	1,746,918
Kotak Mahindra Bank Ltd.	367,370	8,810,065
Larsen & Toubro Infotech Ltd.(b)	31,529	1,896,472
Larsen & Toubro Infotech Ltd., NVS	26,990	1,603,633
Larsen & Toubro Ltd.	455,161	11,632,893
Lupin Ltd.	128,882	1,215,435
Mahindra & Mahindra Ltd.	578,486	9,306,041
Marico Ltd.	350,251	2,186,317
Maruti Suzuki India Ltd.	80,327	8,881,779
Mphasis Ltd.	56,713	1,421,358
MRF Ltd.	1,217	1,403,989
Muthoot Finance Ltd.	80,350	1,070,790
Nestle India Ltd.	22,631	5,619,553
NTPC Ltd.	2,576,388	5,458,944
Oil & Natural Gas Corp. Ltd.	1,652,377	2,895,229
Page Industries Ltd.	4,075	2,381,287
Petronet LNG Ltd.	502,941	1,319,103
PI Industries Ltd.	49,606	2,140,997
Pidilite Industries Ltd.	102,718	3,477,655
Power Grid Corp. of India Ltd.	2,080,988	5,741,678
Reliance Industries Ltd.	2,011,754	67,670,376
Samvardhana Motherson International Ltd.	1,369,000	1,267,718
SBI Cards & Payment Services Ltd.	153,120	1,557,785
SBI Life Insurance Co. Ltd.(b)	299,800	4,729,485

Security	Shares	Value

India (continued)
Shree Cement Ltd.	7,300	$2,149,793
Shriram Transport Finance Co. Ltd.	162,226	2,700,250
Siemens Ltd.	47,946	1,639,905
SRF Ltd.	100,301	2,929,342
State Bank of India	1,181,138	8,779,096
Sun Pharmaceutical Industries Ltd.	636,750	8,210,946
Tata Consultancy Services Ltd.	604,625	25,391,515
Tata Consumer Products Ltd.	373,135	3,758,692
Tata Elxsi Ltd.	22,873	1,994,154
Tata Motors Ltd.(a)	1,098,297	5,987,850
Tata Power Co. Ltd. (The)	956,872	2,658,392
Tata Steel Ltd.	4,826,264	6,460,196
Tech Mahindra Ltd.	385,315	5,141,975
Titan Co. Ltd.	235,873	7,741,208
Torrent Pharmaceuticals Ltd.	67,838	1,385,874
Trent Ltd.	122,498	2,225,895
Tube Investments of India Ltd.	58,102	1,977,264
TVS Motor Co. Ltd.	126,803	1,632,057
UltraTech Cement Ltd.	66,856	5,826,628
United Spirits Ltd.(a)	188,963	2,174,186
UPL Ltd.	324,216	3,158,838
Varun Beverages Ltd.	106,535	1,634,924
Vedanta Ltd.	480,979	1,818,318
Wipro Ltd.	903,682	4,577,794
Yes Bank Ltd.(a)	7,586,571	1,603,812
Zomato Ltd.(a)	1,924,850	1,567,719
		640,155,951
Indonesia — 2.8%
Adaro Energy Indonesia Tbk PT	9,647,900	2,387,579
Aneka Tambang Tbk	5,478,900	697,763
Astra International Tbk PT	13,378,500	5,176,127
Bank Central Asia Tbk PT	36,526,300	21,699,491
Bank Jago Tbk PT(a)	2,818,100	827,447
Bank Mandiri Persero Tbk PT	12,302,800	8,298,994
Bank Negara Indonesia Persero Tbk PT	4,893,100	3,099,732
Bank Rakyat Indonesia Persero Tbk PT	44,858,471	14,270,055
Barito Pacific Tbk PT	18,994,000	956,981
Charoen Pokphand Indonesia Tbk PT	4,883,600	1,772,566
Gudang Garam Tbk PT	9,300	11,794
Indah Kiat Pulp & Paper Tbk PT	1,805,400	1,154,052
Indofood CBP Sukses Makmur Tbk PT	1,600,000	1,027,217
Indofood Sukses Makmur Tbk PT	2,924,100	1,200,722
Kalbe Farma Tbk PT	14,047,800	1,854,298
Merdeka Copper Gold Tbk PT(a)	8,095,259	2,154,861
Sarana Menara Nusantara Tbk PT	14,108,600	1,016,906
Semen Indonesia Persero Tbk PT	1,972,100	957,154
Sumber Alfaria Trijaya Tbk PT	11,163,400	2,201,037
Telkom Indonesia Persero Tbk PT	32,632,800	8,418,438
Unilever Indonesia Tbk PT	5,103,100	1,559,753
United Tractors Tbk PT	1,116,500	2,196,090
Vale Indonesia Tbk PT(a)	1,688,300	799,801
		83,738,858
Kuwait — 1.4%
Agility Public Warehousing Co. KSC	979,069	2,528,223
Boubyan Bank KSCP	865,616	2,381,950
Gulf Bank KSCP	1,067,248	1,180,727
Kuwait Finance House KSCP	4,883,453	13,844,788
Mabanee Co. KPSC	406,398	1,170,696
Mobile Telecommunications Co. KSCP	1,448,315	2,772,188

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
National Bank of Kuwait SAKP	4,754,704	$17,396,604
		41,275,176
Malaysia — 2.2%
AMMB Holdings Bhd	1,243,700	1,170,733
Axiata Group Bhd	1,891,200	1,389,394
CIMB Group Holdings Bhd	4,489,900	5,872,760
Dialog Group Bhd	2,454,900	1,260,970
DiGi.Com Bhd	2,090,900	1,887,759
Genting Bhd	1,407,400	1,408,940
Genting Malaysia Bhd	2,002,900	1,208,324
HAP Seng Consolidated Bhd	410,700	614,076
Hartalega Holdings Bhd	1,179,100	461,242
Hong Leong Bank Bhd(c)	429,700	2,019,501
Hong Leong Financial Group Bhd	144,500	602,974
IHH Healthcare Bhd	1,193,100	1,560,737
Inari Amertron Bhd	1,825,400	1,109,155
IOI Corp. Bhd	1,811,600	1,561,515
Kuala Lumpur Kepong Bhd	288,000	1,355,662
Malayan Banking Bhd	3,133,400	6,090,381
Malaysia Airports Holdings Bhd(a)	443,544	643,266
Maxis Bhd(c)	1,615,900	1,400,424
MISC Bhd	918,800	1,492,306
MR DIY Group M Bhd(b)	1,609,150	762,588
Nestle Malaysia Bhd(c)	36,800	1,149,302
Petronas Chemicals Group Bhd	1,586,200	3,056,702
Petronas Dagangan Bhd	187,700	1,003,599
Petronas Gas Bhd	534,200	2,017,889
PPB Group Bhd	434,340	1,683,541
Press Metal Aluminium Holdings Bhd	2,466,300	2,709,806
Public Bank Bhd(c)	9,595,500	9,731,457
QL Resources Bhd	678,300	849,495
RHB Bank Bhd(c)	957,200	1,212,527
Sime Darby Bhd	1,878,700	911,374
Sime Darby Plantation Bhd	1,414,600	1,356,882
Telekom Malaysia Bhd	794,400	1,004,129
Tenaga Nasional Bhd	1,692,600	3,590,023
Top Glove Corp. Bhd(c)	3,499,300	688,841
		64,838,274
Mexico — 3.5%
Alfa SAB de CV, Class A	1,919,900	1,330,417
America Movil SAB de CV, Series L, NVS	18,288,500	17,791,808
Arca Continental SAB de CV	293,300	2,447,764
Banco del Bajio SA(b)	454,500	1,517,042
Cemex SAB de CV, NVS(a)	9,972,800	4,574,442
Coca-Cola Femsa SAB de CV	346,900	2,365,587
Fibra Uno Administracion SA de CV	2,028,500	2,520,117
Fomento Economico Mexicano SAB de CV	1,283,000	10,223,304
Gruma SAB de CV, Class B	136,315	1,701,500
Grupo Aeroportuario del Pacifico SAB de CV, Class B	236,200	3,811,715
Grupo Aeroportuario del Sureste SAB de CV, Class B	130,045	3,217,289
Grupo Bimbo SAB de CV, Series A(c)	894,900	3,800,565
Grupo Carso SAB de CV, Series A1	306,500	1,323,761
Grupo Financiero Banorte SAB de CV, Class O	1,712,600	13,696,184
Grupo Financiero Inbursa SAB de CV, Class O(a)	1,457,000	2,705,728
Grupo Mexico SAB de CV, Series B	2,049,300	8,356,946
Grupo Televisa SAB, CPO	1,584,600	1,740,317
Industrias Penoles SAB de CV	93,870	1,261,947
Kimberly-Clark de Mexico SAB de CV, Class A	1,024,000	1,740,811

Security	Shares	Value

Mexico (continued)
Operadora De Sites Mexicanos SAB de CV	882,700	$968,069
Orbia Advance Corp. SAB de CV	661,600	1,293,779
Promotora y Operadora de Infraestructura SAB de CV	154,200	1,360,579
Wal-Mart de Mexico SAB de CV	3,456,500	13,744,308
		103,493,979
Netherlands — 0.1%
NEPI Rockcastle NV	294,156	1,739,879
Pepco Group NV(a)(b)	62,225	569,930
		2,309,809
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	144,175	1,176,468
Credicorp Ltd.	47,571	7,304,527
Southern Copper Corp.(c)	57,318	3,497,544
		11,978,539
Philippines — 1.1%
Aboitiz Equity Ventures Inc.	1,110,920	1,183,691
ACEN Corp.	5,992,220	756,253
Ayala Corp.	162,840	2,021,959
Ayala Land Inc.	4,841,400	2,737,993
Bank of the Philippine Islands	1,198,620	2,252,008
BDO Unibank Inc.	1,295,060	2,997,439
Globe Telecom Inc.	17,989	734,225
GT Capital Holdings Inc.	1,430	11,145
International Container Terminal Services Inc.	677,430	2,466,523
JG Summit Holdings Inc.	2,090,320	1,834,557
Jollibee Foods Corp.	309,180	1,344,500
Manila Electric Co.	140,380	696,144
Metro Pacific Investments Corp.	15,000	918
Metropolitan Bank & Trust Co.	1,282,427	1,306,772
Monde Nissin Corp.(b)	4,220,200	945,097
PLDT Inc.	57,550	1,789,303
SM Investments Corp.	157,875	2,636,500
SM Prime Holdings Inc.	7,665,000	4,968,842
Universal Robina Corp.	559,090	1,317,175
		32,001,044
Poland — 0.9%
Allegro.eu SA (a)(b)(c)	245,135	1,253,640
Bank Polska Kasa Opieki SA	120,991	2,314,336
CD Projekt SA	43,726	1,302,911
Cyfrowy Polsat SA	173,236	726,332
Dino Polska SA(a)(b)	32,878	2,702,193
KGHM Polska Miedz SA	93,707	2,480,577
LPP SA	708	1,534,727
mBank SA(a)	10,049	721,461
PGE Polska Grupa Energetyczna SA(a)	613,832	897,350
Polski Koncern Naftowy ORLEN SA	414,635	6,103,094
Powszechna Kasa Oszczednosci Bank Polski SA	583,412	3,764,861
Powszechny Zaklad Ubezpieczen SA	404,155	2,893,224
Santander Bank Polska SA	24,372	1,518,760
		28,213,466
Qatar — 1.5%
Barwa Real Estate Co.	1,213,504	1,094,890
Commercial Bank PSQC (The)	2,147,368	3,486,475
Industries Qatar QSC	1,015,611	4,138,922
Masraf Al Rayan QSC	3,721,319	3,601,180
Mesaieed Petrochemical Holding Co.	3,043,685	1,943,184
Ooredoo QPSC	531,437	1,282,567
Qatar Electricity & Water Co. QSC	318,936	1,467,080

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Qatar (continued)
Qatar Fuel QSC	260,481	$1,286,468
Qatar Gas Transport Co. Ltd.	1,658,582	1,798,487
Qatar International Islamic Bank QSC	557,814	1,672,956
Qatar Islamic Bank SAQ	1,102,153	7,319,721
Qatar National Bank QPSC	3,072,023	16,453,259
		45,545,189
Russia — 0.0%
Alrosa PJSC(d)	1,271,273	208
Gazprom PJSC(d)	5,613,440	920
Inter RAO UES PJSC(d)	19,580,300	3,209
LUKOIL PJSC(d)	197,285	32
Magnit PJSC(d)	26,665	4
Magnit PJSC, GDR(d)	1	—
MMC Norilsk Nickel PJSC(d)	29,789	5
Mobile TeleSystems PJSC(d)	418,880	69
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	104
Novatek PJSC(d)	433,150	71
Novolipetsk Steel PJSC(d)	785,210	129
Ozon Holdings PLC, GDR(a)(d)	534	—
PhosAgro PJSC(d)	22,411	4
PhosAgro PJSC, GDR(d)(e)	1	—
PhosAgro PJSC, New(d)	433	4
Polymetal International PLC(a)(d)	137,561	23
Polyus PJSC(a)(d)	13,397	2
Rosneft Oil Co. PJSC(d)	532,936	87
Sberbank of Russia PJSC(a)(d)	4,933,827	808
Severstal PAO(d)	109,143	18
Surgutneftegas PJSC(d)	3,671,000	602
Tatneft PJSC(d)	685,605	112
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	10
United Co. RUSAL International PJSC(a)(d)	1,500,930	246
VK Co. Ltd.(a)(d)	873	—
VTB Bank PJSC(a)(d)	1,160,968,000	190
X5 Retail Group NV, GDR(d)	67,732	11
Yandex NV(a)(d)	149,219	24
		6,892
Saudi Arabia — 6.2%
ACWA Power Co.	53,395	2,007,939
Advanced Petrochemical Co.	85,036	947,437
Al Rajhi Bank(a)	1,294,628	27,876,577
Alinma Bank	648,774	6,005,549
Almarai Co. JSC	166,324	2,369,310
AngloGold Ashanti Ltd.	276,109	5,039,743
Arab National Bank	399,589	3,694,612
Arabian Internet & Communications Services Co.	11,723	769,008
Bank AlBilad(a)	327,207	4,534,112
Bank Al-Jazira	266,831	1,513,078
Banque Saudi Fransi	393,593	4,512,186
Bupa Arabia for Cooperative Insurance Co.	40,065	1,898,903
Dallah Healthcare Co.	9,089	419,725
Dar Al Arkan Real Estate Development Co.(a)	358,025	1,321,916
Dr Sulaiman Al Habib Medical Services Group Co.	58,570	3,629,550
Elm Co.	16,043	1,417,163
Emaar Economic City(a)	273,614	625,706
Etihad Etisalat Co.	252,007	2,458,073
Jarir Marketing Co.	40,122	1,771,099
Mobile Telecommunications Co.(a)	289,051	862,714
Mouwasat Medical Services Co.	32,699	1,653,378
Nahdi Medical Co.	19,161	968,435
National Industrialization Co.(a)	217,449	647,260

Security	Shares	Value

Saudi Arabia (continued)
Rabigh Refining & Petrochemical Co.(a)	280,298	$768,304
Reinet Investments SCA	90,954	1,605,668
Riyad Bank	897,461	8,312,305
SABIC Agri-Nutrients Co.	142,030	5,498,794
Sahara International Petrochemical Co.	238,712	2,312,333
Saudi Arabian Mining Co.(a)	570,573	10,525,084
Saudi Arabian Oil Co.(b)	1,604,560	14,353,806
Saudi Basic Industries Corp.	593,271	13,212,111
Saudi British Bank (The)	614,203	6,724,272
Saudi Electricity Co.	558,146	3,701,046
Saudi Industrial Investment Group	247,942	1,359,959
Saudi Investment Bank (The)	325,960	1,636,965
Saudi Kayan Petrochemical Co.(a)	487,500	1,526,174
Saudi National Bank (The)	1,451,246	19,982,056
Saudi Research & Media Group(a)	24,353	1,246,390
Saudi Tadawul Group Holding Co.	32,017	1,478,132
Saudi Telecom Co.	993,525	10,213,418
Savola Group (The)	175,993	1,346,886
Yanbu National Petrochemical Co.	168,934	1,899,429
		184,646,605
South Africa — 5.0%
Absa Group Ltd.	559,099	6,704,279
African Rainbow Minerals Ltd.	76,241	1,279,737
Anglo American Platinum Ltd.	34,959	3,533,467
Aspen Pharmacare Holdings Ltd.	250,345	2,077,470
Bid Corp. Ltd.	222,322	4,292,949
Bidvest Group Ltd. (The)	192,925	2,593,118
Capitec Bank Holdings Ltd.	57,494	6,825,978
Clicks Group Ltd.	163,205	2,786,319
Discovery Ltd.(a)	328,655	2,418,534
Exxaro Resources Ltd.	163,023	2,131,380
FirstRand Ltd.	3,331,392	12,947,367
Foschini Group Ltd. (The)	222,140	1,354,265
Gold Fields Ltd.	588,541	6,535,113
Growthpoint Properties Ltd.	2,223,981	1,827,905
Harmony Gold Mining Co. Ltd.	367,512	1,330,629
Impala Platinum Holdings Ltd.	561,150	6,819,982
Kumba Iron Ore Ltd.	43,271	1,222,457
Mr. Price Group Ltd.	170,020	1,661,739
MTN Group Ltd.	1,118,681	9,167,201
MultiChoice Group	247,988	1,706,659
Naspers Ltd., Class N	143,787	22,037,386
Nedbank Group Ltd.	302,579	4,000,609
Northam Platinum Holdings Ltd.(a)	226,092	2,567,809
Old Mutual Ltd.	3,122,815	2,006,014
Pepkor Holdings Ltd.(b)	1,098,850	1,400,522
Remgro Ltd.	344,364	2,839,400
Sanlam Ltd.	1,170,406	3,843,080
Sasol Ltd.	374,060	6,503,393
Shoprite Holdings Ltd.	334,055	4,917,148
Sibanye Stillwater Ltd.	1,860,113	5,175,611
SPAR Group Ltd. (The)	131,536	1,013,877
Standard Bank Group Ltd.	885,019	9,313,924
Vodacom Group Ltd.	422,829	3,077,563
Woolworths Holdings Ltd.	649,521	2,473,337
		150,386,221
South Korea — 16.2%
Alteogen Inc.(a)	1,993	56,681
Amorepacific Corp.	19,668	1,980,028
AMOREPACIFIC Group	5,666	137,727

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
BGF retail Co. Ltd.	5,358	$840,871
Celltrion Healthcare Co. Ltd.	57,466	2,884,484
Celltrion Inc.	65,041	8,817,268
Celltrion Pharm Inc.(a)	11,791	605,079
Cheil Worldwide Inc.	47,940	889,179
CJ CheilJedang Corp.	5,519	1,664,642
CJ Corp.	10,233	601,359
CJ ENM Co. Ltd.	1,059	68,371
CJ Logistics Corp.(a)	1,031	69,950
Coway Co. Ltd.	36,926	1,625,733
DB Insurance Co. Ltd.	30,470	1,448,290
Doosan Bobcat Inc.	33,916	928,348
Doosan Enerbility Co. Ltd.(a)	271,686	3,520,434
Ecopro BM Co. Ltd.(c)	32,043	2,839,305
E-MART Inc.	13,761	973,399
F&F Co. Ltd./New	11,860	1,384,583
GS Engineering & Construction Corp.	1,093	19,768
GS Holdings Corp.	30,460	1,132,168
Hana Financial Group Inc.	194,422	6,649,630
Hankook Tire & Technology Co. Ltd.	48,446	1,265,263
Hanmi Pharm Co. Ltd.	4,408	881,324
Hanon Systems	119,564	800,169
Hanwha Solutions Corp.(a)	76,098	3,012,114
HD Hyundai Co. Ltd.	30,826	1,524,190
HLB Inc.(a)	65,305	1,644,342
HMM Co. Ltd.	178,148	3,070,219
Hotel Shilla Co. Ltd.	20,853	1,171,855
HYBE Co. Ltd.(a)	12,357	1,370,229
Hyundai Engineering & Construction Co. Ltd.	50,861	1,607,686
Hyundai Glovis Co. Ltd.	12,593	1,708,353
Hyundai Heavy Industries Co. Ltd.(a)(c)	11,283	1,033,540
Hyundai Mipo Dockyard Co. Ltd.(a)	14,833	972,859
Hyundai Mobis Co. Ltd.	40,719	6,664,825
Hyundai Motor Co.	91,316	11,896,718
Hyundai Steel Co.	58,157	1,521,668
Iljin Materials Co. Ltd.	15,892	762,147
Industrial Bank of Korea	169,125	1,447,652
Kakao Corp.	205,873	9,032,968
Kakao Games Corp.(a)(c)	23,821	807,249
KakaoBank Corp.(a)(c)	88,684	1,720,549
Kangwon Land Inc.(a)	64,289	1,235,449
KB Financial Group Inc.	256,118	10,169,864
Kia Corp.	174,081	9,167,784
Korea Aerospace Industries Ltd.	47,865	1,777,579
Korea Electric Power Corp.(a)	169,795	2,692,151
Korea Investment Holdings Co. Ltd.	26,860	1,193,976
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	28,329	1,705,522
Korea Zinc Co. Ltd.	5,924	2,863,951
Korean Air Lines Co. Ltd.(a)	117,626	2,307,699
Krafton Inc.(a)(c)	18,239	3,210,204
KT&G Corp.	72,869	5,529,233
Kumho Petrochemical Co. Ltd.	11,713	1,347,328
L&F Co. Ltd.(a)(c)	15,406	2,656,541
LG Chem Ltd.	32,686	18,658,201
LG Corp.	62,595	4,036,782
LG Display Co. Ltd.	156,686	1,748,611
LG Electronics Inc.	70,149	5,293,415
LG Energy Solution(a)	20,266	9,167,674
LG H&H Co. Ltd.	6,193	3,125,231

Security	Shares	Value

South Korea (continued)
LG Innotek Co. Ltd.	9,562	$2,305,375
LG Uplus Corp.	143,293	1,324,638
Lotte Chemical Corp.	11,399	1,609,219
Lotte Shopping Co. Ltd.	7,863	511,049
Meritz Fire & Marine Insurance Co. Ltd.	22,177	783,807
Meritz Securities Co. Ltd.	182,362	820,296
Mirae Asset Securities Co. Ltd.(c)	179,551	916,379
NAVER Corp.	86,619	12,591,249
NCSoft Corp.	10,882	3,942,073
Netmarble Corp.(b)	14,959	562,538
NH Investment & Securities Co. Ltd.	103,844	766,421
Orion Corp./Republic of Korea	15,566	1,397,789
Pan Ocean Co. Ltd.	185,804	772,942
Pearl Abyss Corp.(a)(c)	19,891	669,942
POSCO Chemical Co. Ltd.	18,003	3,040,853
POSCO Holdings Inc.	51,725	11,839,858
S-1 Corp.	11,949	584,450
Samsung Biologics Co. Ltd.(a)(b)	11,785	8,015,427
Samsung C&T Corp.	55,700	5,225,092
Samsung Electro-Mechanics Co. Ltd.	37,059	4,056,767
Samsung Electronics Co. Ltd.	3,150,675	151,386,631
Samsung Engineering Co. Ltd.(a)	103,153	1,950,222
Samsung Fire & Marine Insurance Co. Ltd.	20,241	3,177,047
Samsung Heavy Industries Co. Ltd.(a)	413,325	1,653,609
Samsung Life Insurance Co. Ltd.	52,896	2,969,480
Samsung SDI Co. Ltd.	36,343	20,516,640
Samsung SDS Co. Ltd.	23,491	2,295,357
Samsung Securities Co. Ltd.	41,058	1,111,120
SD Biosensor Inc.	24,962	631,533
Seegene Inc.	9,228	216,005
Shinhan Financial Group Co. Ltd.	304,514	8,827,897
SK Biopharmaceuticals Co. Ltd.(a)	21,020	1,188,085
SK Bioscience Co. Ltd.(a)(c)	15,163	969,863
SK Chemicals Co. Ltd.	163	11,129
SK Hynix Inc.	360,474	23,791,279
SK IE Technology Co. Ltd.(a)(b)	17,085	874,554
SK Inc.	24,476	4,131,182
SK Innovation Co. Ltd.(a)	36,732	5,082,252
SK Square Co. Ltd.(a)	66,827	1,936,153
SKC Co. Ltd.	13,843	1,200,705
S-Oil Corp.	30,329	2,008,022
Woori Financial Group Inc.	359,693	3,593,310
Yuhan Corp.	33,347	1,490,593
		483,689,243
Taiwan — 20.6%
Accton Technology Corp.	336,000	2,989,817
Acer Inc.	1,890,000	1,516,834
Advantech Co. Ltd.	281,299	3,062,033
Airtac International Group	93,439	2,898,254
ASE Technology Holding Co. Ltd.	2,164,000	6,921,009
Asia Cement Corp.	1,538,000	2,066,632
Asustek Computer Inc.	463,000	4,024,442
AUO Corp.	4,330,800	2,284,711
Catcher Technology Co. Ltd.	432,000	2,576,895
Cathay Financial Holding Co. Ltd.	5,176,063	7,365,838
Chailease Holding Co. Ltd.	930,035	6,138,587
Chang Hwa Commercial Bank Ltd.	3,188,153	1,815,589
Cheng Shin Rubber Industry Co. Ltd.	1,196,000	1,362,817
China Airlines Ltd.	1,861,000	1,110,496
China Development Financial Holding Corp.	10,280,920	4,488,551

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	7,781,000	$7,386,381
Chunghwa Telecom Co. Ltd.	2,515,000	9,257,489
Compal Electronics Inc.	2,822,000	1,987,245
CTBC Financial Holding Co. Ltd.	11,598,000	8,712,396
Delta Electronics Inc.	1,291,000	12,766,325
E Ink Holdings Inc.	571,000	3,423,787
E.Sun Financial Holding Co. Ltd.	8,514,855	6,879,223
Eclat Textile Co. Ltd.	128,000	1,923,243
eMemory Technology Inc.	43,000	2,098,571
Eva Airways Corp.	1,607,000	1,482,355
Evergreen Marine Corp. Taiwan Ltd.	664,400	3,566,997
Far Eastern New Century Corp.	2,114,000	2,237,493
Far EasTone Telecommunications Co. Ltd.	1,033,000	2,280,944
Feng TAY Enterprise Co. Ltd.	294,000	1,796,588
First Financial Holding Co. Ltd.	7,044,466	6,013,007
Formosa Chemicals & Fibre Corp.	2,334,000	5,778,688
Formosa Petrochemical Corp.	731,000	2,014,299
Formosa Plastics Corp.	2,729,000	8,004,438
Fubon Financial Holding Co. Ltd.	4,908,441	9,749,237
Giant Manufacturing Co. Ltd.	207,620	1,559,979
Globalwafers Co. Ltd.	146,000	2,267,314
Hon Hai Precision Industry Co. Ltd.	8,247,200	27,003,693
Hotai Motor Co. Ltd.	200,600	4,256,248
Hua Nan Financial Holdings Co. Ltd.	5,974,078	4,423,924
Innolux Corp.	6,011,045	2,448,800
Inventec Corp.	1,766,000	1,425,071
Largan Precision Co. Ltd.	66,000	4,972,816
Lite-On Technology Corp.	1,314,000	2,804,271
MediaTek Inc.	1,003,000	24,236,292
Mega Financial Holding Co. Ltd.	7,362,825	7,668,081
Micro-Star International Co. Ltd.	451,000	1,817,570
momo.com Inc.	44,200	871,994
Nan Ya Plastics Corp.	3,132,000	7,833,654
Nan Ya Printed Circuit Board Corp.	141,000	1,262,597
Nanya Technology Corp.	796,000	1,485,433
Nien Made Enterprise Co. Ltd.	110,000	1,044,271
Novatek Microelectronics Corp.	382,000	3,742,940
Parade Technologies Ltd.	48,000	1,259,719
Pegatron Corp.	1,301,000	2,626,420
PharmaEssentia Corp.(a)	75,000	1,286,179
Pou Chen Corp.	1,389,000	1,462,961
Powerchip Semiconductor Manufacturing Corp.	1,922,000	2,107,736
President Chain Store Corp.	381,000	3,368,266
Quanta Computer Inc.	1,786,000	4,162,693
Realtek Semiconductor Corp.	305,000	3,170,763
Ruentex Development Co. Ltd.	1,159,600	1,750,452
Shanghai Commercial & Savings Bank Ltd. (The)	2,393,437	3,954,984
Shin Kong Financial Holding Co. Ltd.	8,713,897	2,531,261
Silergy Corp.	213,000	3,195,629
SinoPac Financial Holdings Co. Ltd.	6,956,401	4,124,196
Synnex Technology International Corp.	869,000	1,652,518
Taishin Financial Holding Co. Ltd.	7,216,981	3,569,714
Taiwan Business Bank	3,224,000	1,366,566
Taiwan Cement Corp.	4,021,671	4,433,272
Taiwan Cooperative Financial Holding Co. Ltd.	6,537,535	5,676,738
Taiwan High Speed Rail Corp.	1,260,000	1,184,876
Taiwan Mobile Co. Ltd.	1,148,000	3,555,869
Taiwan Semiconductor Manufacturing Co. Ltd.	16,265,000	261,213,442
Unimicron Technology Corp.	819,000	4,216,167
Uni-President Enterprises Corp.	3,198,000	6,863,908

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	7,833,000	$11,799,114
Vanguard International Semiconductor Corp.	596,000	1,618,506
Voltronic Power Technology Corp.	44,000	2,497,191
Walsin Lihwa Corp.	1,714,473	2,637,655
Wan Hai Lines Ltd.	438,015	1,096,716
Win Semiconductors Corp.	226,000	1,164,387
Winbond Electronics Corp.	1,956,000	1,365,456
Wiwynn Corp.	58,000	1,673,760
WPG Holdings Ltd.	1,064,520	1,680,424
Yageo Corp.	230,858	3,509,833
Yang Ming Marine Transport Corp.	1,126,000	2,449,741
Yuanta Financial Holding Co. Ltd.	6,658,229	4,899,040
Zhen Ding Technology Holding Ltd.	425,000	1,664,498
		615,896,809
Thailand — 3.0%
Advanced Info Service PCL, NVDR	771,900	4,148,823
Airports of Thailand PCL, NVDR(a)	2,794,300	5,967,720
Asset World Corp. PCL, NVDR	5,600,800	1,008,746
B Grimm Power PCL, NVDR(c)	622,000	666,866
Bangkok Dusit Medical Services PCL, NVDR	6,904,800	5,948,261
Bangkok Expressway & Metro PCL, NVDR	5,014,300	1,334,088
Berli Jucker PCL, NVDR	845,400	826,303
BTS Group Holdings PCL, NVDR	5,223,700	1,249,683
Bumrungrad Hospital PCL, NVDR	398,900	2,580,251
Carabao Group PCL, NVDR	196,700	535,192
Central Pattana PCL, NVDR	1,324,900	2,740,872
Central Retail Corp. PCL, NVDR	1,248,800	1,535,083
Charoen Pokphand Foods PCL, NVDR	2,578,100	1,749,210
CP ALL PCL, NVDR(c)	3,856,600	7,140,261
Delta Electronics Thailand PCL, NVDR	202,400	3,894,162
Electricity Generating PCL, NVDR	163,700	799,287
Energy Absolute PCL, NVDR	1,113,600	3,066,731
Global Power Synergy PCL, NVDR(c)	463,400	920,966
Gulf Energy Development PCL, NVDR	1,963,100	2,969,170
Home Product Center PCL, NVDR	3,933,600	1,650,327
Indorama Ventures PCL, NVDR	1,114,500	1,351,189
Intouch Holdings PCL, NVDR	738,650	1,553,220
JMT Network Services PCL, NVDR	450,900	862,939
Kasikornbank PCL, NVDR	381,900	1,573,659
Krung Thai Bank PCL, NVDR	2,328,300	1,168,424
Krungthai Card PCL, NVDR	614,200	1,029,896
Land & Houses PCL, NVDR	5,370,600	1,466,555
Minor International PCL, NVDR(a)	2,097,100	1,846,112
Muangthai Capital PCL, NVDR	511,100	542,161
Osotspa PCL, NVDR	1,025,800	825,766
PTT Exploration & Production PCL, NVDR	915,900	4,883,591
PTT Global Chemical PCL, NVDR	1,476,500	2,022,659
PTT Oil & Retail Business PCL, NVDR	2,065,100	1,432,592
PTT Public Company Ltd., NVDR	6,613,400	6,258,003
Ratch Group PCL, NVDR	715,600	834,782
SCB X PCL, NVS	547,200	1,642,956
SCG Packaging PCL, NVDR	849,500	1,338,797
Siam Cement PCL (The), NVDR	506,800	4,845,968
Srisawad Corp. PCL, NVDR	459,200	595,866
Thai Oil PCL, NVDR(c)	809,400	1,279,268
Thai Union Group PCL, NVDR	1,910,800	928,314
True Corp. PCL, NVDR(c)	7,806,800	1,008,456
		90,023,175
Turkey — 0.8%
Akbank TAS	2,078,300	1,930,216

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	462,381	$1,209,971
BIM Birlesik Magazalar AS	304,540	2,208,351
Eregli Demir ve Celik Fabrikalari TAS	909,272	2,078,100
Ford Otomotiv Sanayi AS	47,194	1,126,720
Haci Omer Sabanci Holding AS	674,541	1,534,208
Hektas Ticaret TAS(a)	664,581	1,274,006
KOC Holding AS	508,830	1,937,657
Sasa Polyester Sanayi AS(a)	241,412	1,679,962
Turk Hava Yollari AO(a)	369,782	2,391,807
Turkcell Iletisim Hizmetleri AS	813,866	1,486,220
Turkiye Is Bankasi AS, Class C(c)	2,364,942	1,330,947
Turkiye Petrol Rafinerileri AS(a)	83,693	2,162,466
Turkiye Sise ve Cam Fabrikalari AS	911,646	1,922,778
Yapi ve Kredi Bankasi AS	1,857,310	1,200,804
		25,474,213
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	1,850,926	4,938,802
Abu Dhabi Islamic Bank PJSC	960,486	2,516,528
Abu Dhabi National Oil Co. for Distribution PJSC	2,092,575	2,596,888
Aldar Properties PJSC	2,593,098	3,365,761
Dubai Islamic Bank PJSC	1,935,968	3,003,533
Emaar Properties PJSC	2,665,835	4,432,241
Emirates NBD Bank PJSC	1,260,408	4,551,848
Emirates Telecommunications Group Co. PJSC	2,302,716	16,191,821
First Abu Dhabi Bank PJSC	2,923,845	14,022,049
Q Holding PJSC(a)	1,249,024	1,530,208
		57,149,679

Total Common Stocks — 96.4%
(Cost: $3,179,387,596)		2,880,694,054

Preferred Stocks

Brazil — 1.9%
Banco Bradesco SA, Preference Shares, NVS	3,505,154	10,523,534
Braskem SA, Class A, Preference Shares, NVS	128,705	697,921
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	186,041	1,759,544
Cia. Energetica de Minas Gerais, Preference Shares, NVS	927,981	2,052,901
Gerdau SA, Preference Shares, NVS	755,504	4,596,194
Itau Unibanco Holding SA, Preference Shares, NVS	3,192,587	15,995,695
Itausa SA, Preference Shares, NVS	3,358,461	5,746,989
Petroleo Brasileiro SA, Preference Shares, NVS	3,133,369	16,097,511
		57,470,289
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	94,533	9,427,315

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	301,018	1,994,525

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	3,036,700	498

Security	Shares	Value

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	15,935	$1,022,759
Series 2, Preference Shares, NVS	24,494	1,543,909
LG Chem Ltd., Preference Shares, NVS	4,953	1,275,657
LG H&H Co. Ltd., Preference Shares, NVS	270	57,746
Samsung Electronics Co. Ltd., Preference Shares, NVS	545,808	23,470,646
		27,370,717

Total Preferred Stocks — 3.2%
(Cost: $103,584,390)		96,263,344

Rights

South Korea — 0.0%
HLB Inc., (Expires 12/09/22, Strike Price KRW 25,200.00)(a)	4,436	24,722

Total Rights — 0.0%
(Cost: $—)		24,722

Total Long-Term Investments — 99.6%
(Cost: $3,282,971,986)		2,976,982,120

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(f)(g)(h)	18,577,564	18,579,422
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(f)(g)	4,700,000	4,700,000

Total Short-Term Securities — 0.8%
(Cost: $23,281,039)		23,279,422

Total Investments — 100.4%
(Cost: $3,306,253,025)		3,000,261,542

Liabilities in Excess of Other Assets — (0.4)%		(11,582,691)

Net Assets — 100.0%		$2,988,678,851

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,624,717	$1,957,131	(a)	$—		$4,951	$(7,377)	$18,579,422	18,577,564	$111,056	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,900,000	—		(200,000	)(a)	—	—	4,700,000	4,700,000	27,812		—
						$4,951	$(7,377)	$23,279,422		$138,868		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts MSCI Emerging Markets Index	104	12/16/22	$5,109	$244,482

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$358,663,554	$2,522,023,608	$6,892	$2,880,694,054
Preferred Stocks	59,464,814	36,798,032	498	96,263,344
Rights	—	24,722	—	24,722
Money Market Funds	23,279,422	—	—	23,279,422
	$441,407,790	$2,558,846,362	$7,390	$3,000,261,542

Derivative financial instruments(a)
Assets
Futures Contracts	$244,482	$—	$—	$244,482

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company